Document and Entity Information	Oct. 14, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001865187
Document Type	8-K
Document Period End Date	Oct. 14, 2025
Entity Registrant Name	Aris Water Solutions, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40955
Entity Tax Identification Number	87-1022110
Entity Address, Address Line One	9651 Katy Freeway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	(832)
Local Phone Number	304-7003
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 par value per share
Trading Symbol	ARIS
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false